Sales of Certain Receivables Sales of EIP Receivables (Details) - USD ($) $ in Millions	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Variable Interest Entity [Line Items]
Other current assets	$ 1,537		$ 1,813
Other assets	674		444
Accounts payable and accrued liabilities	7,152		8,084
EIP Securitization Arrangement [Member]
Variable Interest Entity [Line Items]
Revolving receivables facility, maximum borrowing capacity		$ 1,300	800
Revolving receivables facility, outstanding borrowings	1,200		800
Other current assets	371		164
Other assets	83		44
Accounts payable and accrued liabilities	0		14
Other long-term liabilities	$ 4		$ 3